Annual Total Returns [BarChart] - BARON SMALL CAP FUND	Jan. 28, 2021
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Returns for the periods ended December 31, 2020
BARON SMALL CAP FUND
Bar Chart Table:
Annual Return 2011	(1.58%)
Annual Return 2012	17.98%
Annual Return 2013	37.77%
Annual Return 2014	1.69%
Annual Return 2015	(5.24%)
Annual Return 2016	9.94%
Annual Return 2017	27.13%
Annual Return 2018	(7.39%)
Annual Return 2019	34.50%
Annual Return 2020	40.33%